                                                     REGISTRATION NO. 333-31131
                                                     REGISTRATION NO. 811-07659

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                        [_]
                        PRE-EFFECTIVE AMENDMENT NO.                        [_]
                      POST-EFFECTIVE AMENDMENT NO. 59                      [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [_]
                             AMENDMENT NO. 337                             [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                               KERMITT J. BROOKS
              SENIOR VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On October 15, 2014 pursuant to paragraph (b) of Rule 485b(1)(vii).
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 59 ("PEA") to the Form N-4 Registration
Statement No. 333-31131 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the new
Guaranteed Benefit Lump Sum Payment Option. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Supplement dated October 15, 2014 to current prospectuses dated May 1, 2014 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2014 (collectively the “Prospectus”) you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB in the form of a single life annuity, adjusted for any outstanding withdrawal charge; and

•	The interest rate at the time your account value fell to zero.

IM-06-14 (7/14)	Catalog No. 153057 (7/14)
Accumulator ‘04 (Inforce)	#759893

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB. When you purchased your contract you made a determination that the income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB; and

•	Whether a lump sum payment is more important to you than a future stream of payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustration

Example 1*. GMIB:

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

AXA Equitable Life Insurance Company

Supplement dated October 15, 2014 to current prospectuses dated May 1, 2014 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select
•	Accumulator® Series

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2014 (collectively the “Prospectus”) you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option or taking certain guaranteed withdrawals and keeping a guaranteed death benefit under the Guaranteed withdrawal benefit for life option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)	If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)	If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

IM-05-14 (7/14)	Catalog No. 153056 (7/14)
Accumulator 6, 7, 8, 9 (Inforce)	#760037

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•	If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries, if still in effect; and

•	Whether a lump sum payment is more important to you than a future stream of payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

        (a)     The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
                Company and Separate Account No. 49 are included in the
                Statement of Additional Information.

        (b)     Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

        1.      Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

        2.      Custodial Agreements. Not Applicable.

        3.      Underwriting Contracts.

                (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-64749) filed on August 5,
                          2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-127445) filed on August 11,
                          2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors LLC incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

                (b)       Distribution Agreement for services by The
                          Equitable Life Assurance Society of the United
                          States to AXA Network, LLC and its subsidiaries
                          dated January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (c)       Transition Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(iv)    Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(v)     Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on
                          April 24, 2012.

               (d)(vi)    Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on April 24,
                          2012.

               (d)(vii)   Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                          on April 20, 2009.

               (d)(viii)  Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                          on April 20, 2009.

               (d)(ix)    Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January
                          1, 2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network, LLC
                          and its subsidiaries incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on April 24,
                          2012.

                                      C-2

                (e)      Form of Brokerage General Agent Sales Agreement
                         with Schedule and Amendment to Brokerage General
                         Agent Sales Agreement among [Brokerage General
                         Agent] and AXA Distributors, LLC, AXA Distributors
                         Insurance Agency, LLC, AXA Distributors Insurance
                         Agency of Alabama, LLC, and AXA Distributors
                         Insurance Agency of Massachusetts, LLC,
                         incorporated herein by reference to Exhibit No.
                         3.(i) to Registration Statement (File No.
                         333-05593) on Form N-4, filed on April 20, 2005.

                (f)      Form of Wholesale Broker-Dealer Supervisory and
                         Sales Agreement among [Broker-Dealer] and AXA
                         Distributors, LLC, incorporated herein by reference
                         to Exhibit No. 3.(j) to Registration Statement
                         (File No. 333-05593) on Form N-4, filed on April
                         20, 2005.

                                      C-3

         4.      Contracts. (Including Riders and Endorsements)

                 (a)      Form of group annuity Contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                 (b)      Forms of group annuity Certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4
                          (File No. 33-83750), filed February 27, 1998.

                 (c)      Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                          by reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                 (d)      Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA,
                          incorporated herein by reference to Exhibit 4(e) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                                      C-4

                 (e)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          (File No. 333-31131) on July 11, 1997.

                 (f)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 31, 1997.

                 (g)      Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-31131 on December 31, 1997.

                 (h)      Form of Endorsement No. 98ROTH to Contract Form No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement on
                          Form N-4 (File No. 333-31131) on December 30, 1997.

                 (i)      Form of Custodial Owned Roth Endorsement No.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-31131 on
                          May 1, 1998.

                 (j)      Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, previously filed with this
                          Registration Statement No. 333-31131 on May 1, 1998.

                 (k)      Form of Data Pages for Equitable Accumulator Select
                          TSA, previously filed with this Registration
                          Statement No. 333-31131 on May 22, 1998.

                 (l)      Form of Endorsement applicable to TSA Certificates,
                          incorporated by reference to Exhibit 4(t) to
                          Registration Statement No. 333-05593, filed May 22,
                          1998.

                 (m)      Form of Enrollment Form/Application for Equitable
                          Accumulator Select (IRA, NQ, QP and TSA), previously
                          filed with this Registration Statement No. 333-31131
                          on November 30, 1998.

                 (n)      Form of Data Pages (as revised) for Equitable
                          Accumulator Select (IRA, NQ, QP, and TSA),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 28, 1998.

                 (o)      Form of Endorsement No. 98ENIRAI-IM to Contract No.
                          1050-94IC and the Certificates under the Contract,
                          previously filed with this Registration Statement on
                          December 28, 1998.

                 (p)      Form of Data Pages for Equitable Accumulator Select
                          (IRA,NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-31131 on
                          April 25, 2000.

                 (q)      Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (r)      Form of Data Pages for Equitable Accumulator Select
                          baseBUILDER previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (s)      Form of Endorsement applicable to Roth IRA
                          Contracts, Form No. IMROTHBCO-1 previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                                      C-5

                (t)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously
                          filed with this Registration Statement File No.
                          333-31131 on April 25, 2001.

                (u)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                (v)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-31131 on April 25, 2001.

                (w)       Revised Form of Data Pages for Equitable Accumulator
                          Select (Rollover IRA, Roth Conversion, NQ,
                          QP-Defined Contribution, QP-Defined Benefit, TSA)
                          previously filed with this Registration Statement
                          File No. 333-31131 on April 25, 2001.

                (x)       Form of Amendment to Certificate Form No. 94ICB,
                          Form No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (y)       Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with
                          this Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (z)       Form of Endorsement applicable to twelve month
                          dollar cost averaging, No. 2002DCA-MM previously
                          filed with this Registration Statement File No.
                          333-31131 on December 20, 2001.

                (a)(a)    Form of Data Pages for Accumulator Select, Form No.
                          94ICA/B previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (b)(b)    Form of Data pages No. 94ICA/B previously filed with
                          this Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (c)(c)    Form of Endorsement applicable to Fixed Maturity
                          Options, No. 2002FMO previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (d)(d)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (e)(e)    Form of Guaranteed Minimum Income Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (f)(f)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (h)(h)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (i)(i)    Form of Data Page for Accumulator Select, Form No.
                          2002DPSelect previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                                      C-6

                 (j)(j)   Form of Data Pages, Form No. 2002DP previously
                          filed with this Registration Statement, (File No.
                          333-31131) on March 8, 2002.

                 (k)(k)   Form of Endorsement applicable to EGTRRA, Form No.
                          2002EGTRRA previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                 (l)(l)   Form of Endorsement applicable to Money Market
                          Dollar Cost Averaging, Form No. 2002DCA-MM
                          previously filed with this Registration Statement,
                          (File No. 333-31131) on March 8, 2002.

                 (m)(m)   Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (n)(n)   Form of Protection Plus Optional Death Benefit
                          Rider, Form No. 2002PPDB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (o)(o)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002MDB-6%orAR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (p)(p)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-6% Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (q)(q)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-AR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (r)(r)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB-6%Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (s)(s)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (t)(t)   Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with
                          beneficiary continuation option, incorporated
                          herein by reference to Exhibit No. 4(a)(c) to the
                          Registration Statement (File No. 333-05593) filed
                          on April 23, 2003.

                 (u)(u)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(d) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (v)(v)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (w)(w)   Form of Guaranteed Minimum Death Benefit Rider,
                          (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to
                          Age [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (x)(x)   Form of Guaranteed Minimum Income Benefit Rider
                          (also known as the Living Benefit), (No. 2002
                          GMIB), incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                                      C-7

                (y)(y)     Form of Protection Plus Optional Death Benefit
                           Rider (No. 2002 PPDB), incorporated herein by
                           reference to Exhibit No. 4(a)(h) to the
                           Registration Statement (File No. 333-05593) filed
                           on April 23, 2003.

                (z)(z)     Form of GIO Select Transfer/Allocation Restrictions
                           (No. 2002 DP (GIA/SEL)). Filed with this
                           Registration Statement File No. 333-31131 on
                           April 24, 2003.

                (a)(a)(a)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                           to age [85] GMDB or Annual Ratchet to Age [85]
                           GMDB, incorporated herein by reference to Exhibit
                           4(a)(i) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (b)(b)(b)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                           [85], incorporated herein by reference to Exhibit
                           4(a)(j) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (c)(c)(c)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB) (also known as the Living
                           Benefit), incorporated herein by reference to
                           Exhibit 4(a)(k) to the Registration Statement (File
                           No. 333-05593) filed on May 8, 2003.

                (d)(d)(d)  Form of Protection Plus Optional Death Benefit
                           Rider (No. 2003PPDB), incorporated herein by
                           reference to Exhibit 4(a)(l) to the Registration
                           Statement (File No. 333-05593) filed on May 8, 2003.

                (e)(e)(e)  Form of Enhanced Guaranteed Principal Benefit
                           ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                           herein by reference to Exhibit 4(a)(m) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (f)(f)(f)  Form of Spousal Protection Rider applicable to
                           [Non-Qualified][Certificate/Contract]s (No. 2003
                           SPPRO), incorporated herein by reference to Exhibit
                           4(a)(n) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (g)(g)(g)  Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (h)(h)(h)  Form of Data Pages (No. 2003DP), incorporated
                           herein by reference to Exhibit 4(a)(p) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (i)(i)(i)  Form of Data Pages (No. 2003DPSelect). Filed with this Registration Statement File No. 333-31131 on
                           May 8, 2003.

                (j)(j)(j)  Form of Data Pages (Inherited IRA) (No. 2003
                           DPTOBCO-Select). Filed with this Registration
                           Statement File No. 333-31131 on May 8, 2003.

                (k)(k)(k)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-A), incorporated by reference to
                           Exhibit No. 4(a)(r) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                (l)(l)(l)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-B), incorporated by reference to
                           Exhibit No. 4(a)(s) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                                      C-8

                (m)(m)(m)  Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                           Registration Statement File No. 333-05593, Filed
                           May 3, 2004.

                (n)(n)(n)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(u) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (o)(o)(o)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(v) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (p)(p)(p)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(w) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (q)(q)(q)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(x) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (r)(r)(r)  Form of Change of Ownership Endorsement (2004COO)
                           incorporated herein by reference to Exhibit 4(a)(y)
                           to Registration Statement (File No. 333-05593) on
                           Form N-4, Filed April 20, 2005.

                (s)(s)(s)  Form of Endorsement Applicable to TSA Contracts
                           (2004TSA) incorporated herein by reference to
                           Exhibit 4(a)(z) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (t)(t)(t)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(a)(a)(a) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (u)(u)(u)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(b)(b)(b) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (v)(v)(v)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                           6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                           85 GMDB) incorporated herein by reference to
                           Exhibit 4.(c)(c)(c) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14,
                           2005.

                (w)(w)(w)  Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-B,
                           incorporated herein by reference to Exhibit
                           4.(d)(d)(d) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (x)(x)(x)  Form of flexible premium deferred fixed and
                           variable annuity contract No.2006BASE-I-A,
                           incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (y)(y)(y)  Form of Data Page No. 2006GWB DP, incorporated
                           herein by reference to Exhibit 4. (f)(f)(f) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                                      C-9

               (z)(z)(z)  Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(b)  Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the
                          Registration Statement (File No.333-05593), filed
                          June 14, 2006.

               (a)(a)(c)  Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(d)  Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, on May 15, 2007.

               (a)(a)(e)  Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(f)  Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(g)  Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(h)  Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(i)  Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(j)  Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(k)  Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(l)  Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(m)  Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(n)  Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(o)  Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(p)  Form of Endorsement No. 2006INHROTH-ACC,

                                     C-10

                           incorporated herein by reference to Exhibit
                           4.(v)(v)(v) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (a)(a)(q)  Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(r)  Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(s)  Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(t)  Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(u)  Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(v)  Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(w)  Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(x)  Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(y)  Form of Data Page No. 2006DPSelect, as previously filed with this Registration Statement File No.
                           333-31131, filed June 15, 2006.

                (a)(a)(z)  Form of Contract for Individual Fixed and Variable
                           Annuity (2007DPSelect), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(a)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007MMDCA), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(b)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DP), incorporated herein by reference
                           to Exhibit 4 (a)(a)(g) to the Registration
                           Statement (File No. 333-05593), filed January 30,
                           2007.

                (a)(b)(c)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007GWBL DP), incorporated herein by
                           reference to Exhibit 4 (a)(a)(h) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(d)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DPTOBCO), incorporated herein by
                           reference to Exhibit 4 (a)(a)(i) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(e)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIB), incorporated herein by
                           reference to Exhibit 4 (a)(a)(n) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                                     C-11

                (a)(b)(f)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(o) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(g)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR-R), incorporated herein by
                           reference to Exhibit 4 (a)(a)(p) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(h)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-6), incorporated herein by
                           reference to Exhibit 4 (a)(a)(q) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(i)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-3), incorporated herein by
                           reference to Exhibit 4 (a)(a)(r) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(j)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(s) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(k)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-AR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(t) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(l)  Form of Rider for Individual Fixed and Variable
                           Annuity (2006GWB - rev 5-07 NQ), incorporated
                           herein by reference to Exhibit 4 (a)(a)(u) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(m)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(v) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(n)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(o)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(p)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(q)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-ACC-rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(a)(z) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                (a)(b)(r)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-GWB - rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(b)(a) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                                     C-12

               (a)(b)(s)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-ACC - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(b) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(t)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-GWB - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(c) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(u)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007COO), incorporated herein by
                          reference to Exhibit 4 (a)(b)(e) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(v)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007PREDB), incorporated herein by
                          reference to Exhibit 4 (a)(b)(f) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(w)  Form of Guaranteed Withdrawal Benefit
                          (("GWB")(rev0208)) is incorporated herein by
                          reference to Exhibit 4.(a)(b)(g) to the Registration
                          Statement (File No. 333-05593) filed on October 15,
                          2007.

               (a)(b)(x)  Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2008.

               (a)(b)(y)  Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein
                          by reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(b)(z)  Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

               (a)(c)(a)  Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(b)  Form of Endorsement Applicable to the Right to Add
                          an Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(c)  Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

               (a)(c)(d)  Form of Guaranteed Minimum Death Benefit Rider
                          (GMDB) (No. 2008GMDBSA), incorporated herein by
                          reference to Exhibit 4 (a) (b) (w) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(e)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed

                                     C-13

                           Withdrawal Benefit for Life Conversion Benefit (No.
                           2008GMIB), incorporated herein by reference to
                           Exhibit 4(a)(b)(x) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(f)  Form of Endorsement Applicable to Credits Applied
                           to Annuity Account Value (No. 2008TRBNS),
                           incorporated herein by reference to Exhibit 4 (a)
                           (b) (y) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(g)  Form of Endorsement Applicable to the Deferment
                           Provision (No. 2008DEFER), incorporated herein by
                           reference to Exhibit 4 (a) (b) (z) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(h)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-ACC), incorporated herein by reference
                           to Exhibit 4 (a)(c)(a) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(i)  Form of Endorsement Applicable to Custodial
                           Contracts (No. 2008IRA-CSTDL-NS), incorporated
                           herein by reference to Exhibit 4 (a) (c) (b) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(j)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-GWB), incorporated herein by reference
                           to Exhibit 4 (a)(c)(c) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(k)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-ACC), incorporated herein
                           by reference to Exhibit 4(a)(c)(d) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(l)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(e) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(m)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-ACC), incorporated herein by
                           reference to Exhibit 4 (a)(c)(f) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(n)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-GWB), incorporated herein by
                           reference to Exhibit 4 (a)(c)(g) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(o)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(c)(h) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(p)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(i) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(q)  Form of Non-Spousal Beneficiary Continuation Option
                           (BCO) Tax-Qualified Retirement Plan Funds Direct
                           Rollover to Traditional IRA Endorsement (No.
                           2008TQNSBCO), incorporated herein by reference to
                           Exhibit 4 (a)(c)(j) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on August
                           20, 2008.

                                     C-14

                (a)(c)(r)  Form for use with Certificate Form No.
                           2006BASEA/2006BASEB or Contract Form No.
                           2006BASE-I-A/2006BASE-I-B (Depending on
                           Jurisdiction) Marketed as AXA Equitable's
                           "Accumulator Series 08" ("Accumulator",
                           "Accumulator Select", "Accumulator Plus" and
                           "Accumulator Elite"), incorporated herein by
                           reference to Exhibit 4 (a)(c)(k) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on August 20, 2008.

                (a)(c)(s)  Form of Data Pages (No. 2008DPBCO -
                           INH/NSDR),incorporated herein by reference to
                           Exhibit 4 (a)(c)(c) to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(t)  Form of Data Pages (No. 2008DPSELECT) previously filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                (a)(c)(u)  Form of Endorsement Applicable to the Right to
                           Add an Optional Guaranteed Minimum Income Benefit
                           ("GMIB") Rider (No. 2009ADOPT), incorporated
                           herein by reference to Exhibit 4 (a) (c) (o) to
                           the Registration Statement (File No. 333-64749)
                           on Form N-4 filed on May 13, 2009.

                (a)(c)(v)  Form of Endorsement Applicable to Investment
                           Options (Form No. 2009GOA), incorporated herein
                           by reference to Exhibit 4 (a) (c) (p) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(c)(w)  Form of Endorsement Applicable to GWBL Maturity
                           Date Annuity Benefit (Form No. 2009GWBLMD),
                           incorporated herein by reference to Exhibit 4
                           (a)(c) (r) to the Registration Statement (File
                           No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(x)  Form of Endorsement Applicable to Section 6.02,
                           "Payment Upon Death" (Form No. 2009DBENDO),
                           incorporated herein by reference to Exhibit 4
                           (a)(c)(s) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(y)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider Annual Ratchet to Age [85] (Form No.
                           2009GMDBAR), incorporated herein by reference to
                           Exhibit 4 (a) (c) (t) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(c)(z)  Form of Guaranteed Minimum Death Benefit Rider
                           (Form No. 2009GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(c)(u) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(a)  Form of Guaranteed Minimum Income Benefit
                           ("GMIB") Rider with Optional Reset of [5%] Roll
                           Up to Age [85] GMIB Benefit Base and Guaranteed
                           Withdrawal Benefit for Life Conversion Benefit
                           (Form No. 2009GMIB), incorporated herein by
                           reference to Exhibit 4 (a) (c) (v) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(b)  Form of Endorsement Applicable to Special Money
                           Market Dollar Cost Averaging (Form No.
                           2009MMSDCA) incorporated herein by reference to
                           Exhibit 4 (a) (c) (q) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(d)(c)  Form of Data Pages, (Form No. 2009DPSelect),
                           previously filed with this Registration Statement
                           (File No. 333-31131) on May 14, 2009.

                                     C-15

                 (a)(d)(d) Form of Data Pages (Form No. 2009DP),
                           incorporated herein by reference to Exhibit 4 (a)
                           (c) (p) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                 (a)(d)(e) Form of Endorsement applicable to Termination of
                           Guaranteed Minimum Death Benefits (Form No.
                           2012GMDB-BO-1), incorporated herein by reference
                           to Exhibit 4(m)(m) to the Registration Statement
                           (File No. 33-83750) on Form N-4 filed
                           April 24, 2013.

                 (a)(d)(f) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           offered thereunder (Form No. (2013GWBL-BO-I),
                           incorporated herein by reference to the
                           Registration Statement (File No. 333-05593) on
                           Form N-4 filed on April 23, 2014.

                 (a)(d)(g) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           (2013GWBL-BO-G) offered thereunder, incorporated
                           herein by reference to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           April 23, 2014.

                 (a)(d)(h) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) offered thereunder
                           (2013GMIB-BO-I), incorporated herein by reference
                           to the Registration Statement (File No.
                           333-05593) on Form N-4 filed on April 23, 2014.

                 (a)(d)(i) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) (2013GMIB-BO-G) offered
                           thereunder, incorporated herein by reference to
                           the Registration Statement (File No. 333-05593)
                           on Form N-4 filed on April 23, 2014.

                 (a)(d)(j) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(k) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(l) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-W-LS-G), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(m) Endorsement Adding a Lump Sum Payment Option
                           (2014-W-GMIB-LS-I), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(n) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(o) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

          5.     Applications.

                 (a)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement (File No.
                           333-31131) on July 11, 1997.

                 (b)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement No. 333-31131 on
                           December 31, 1997.

                 (c)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ and QP), previously
                           filed with this Registration Statement No.
                           333-31131 on May 1, 1998.

                 (d)       Forms of Enrollment Form/Application for
                           Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on May 22, 1998.

                 (e)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP and TSA),
                           previously filed with this Registration Statement
                           No. 333-31131 on November 30, 1998.

                 (f)       Form of Enrollment Form/Application (as revised)
                           for Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on December 28, 1998.

                 (g)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP AND TSA),
                           previously filed with this Registration
                           Statement, File No. 333-31131 on April 30, 1999.

                 (h)       Form of application for Accumulator, Form No.
                           2002App01 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (i)       Form of application for Accumulator, Form No.
                           2002App02 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (j)       Form of application for Accumulator(R)
                           Select(SM), Form No. 2004 App02, as previously
                           filed with this Registration Statement File No.
                           333-31131, filed April 20, 2006.

                 (k)       Form of Application No. 2006 App 02, incorporated
                           herein by reference to Exhibit 5.(m) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (l)       Form of Application No. 2006 App 01, incorporated
                           herein by reference to Exhibit 5.(n) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (m)       Form of Application for Accumulator (2007App 01),
                           incorporated herein by reference to Exhibit 5 (o)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (n)       Form of Application for Accumulator (2007App 02),
                           incorporated herein by reference to Exhibit 5 (p)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (o)       Form of Application for Accumulator(R),
                           Select(SM), Form No. 2008 App 01 S, previously
                           filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                 (p)       Form of Application for Accumulator(R) Select(SM),

                                     C-16

                           Form No. 2008 App 02 S, previously filed with this
                           Registration Statement, File No. 333-31131, on
                           August 22, 2008.

                (q)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 01 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

                (r)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 02 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

            6.  Depositor's Certificate of Incorporation and By-Laws.

                (a)        Restated Charter of AXA Equitable, as amended
                           August 31, 2010, incorporated herein by reference
                           to Registration Statement on Form N-4, (File No.
                           333-05593), filed on April 24, 2012.

                (b)        By-Laws of AXA Equitable, as amended September 7,
                           2004, incorporated herein by reference to Exhibit
                           No. 6.(c) to Registration Statement on Form N-4,
                           (File No. 333-05593), filed on April 20, 2006.

            7.  Reinsurance Contracts.

                           Form of Reinsurance Agreement between Reinsurance
                           Company and the Equitable Life Assurance Society of
                           the United States previously filed with this
                           Registration Statement File No. 333-31131 on
                           April 25, 2001.

            8.  Participation Agreements.

                (a)        Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable Life Insurance
                           Company ("AXA Equitable"), AXA Distributors and AXA
                           Advisors dated July 15, 2002 is incorporated herein
                           by reference to Post-Effective Amendment No. 25 to
                           the EQ Advisor's Trust Registration Statement on
                           Form N-1A (File No. 333-17217 and 811-07953), filed
                           on February 7, 2003.

                (a)(i)     Amendment No. 1, dated May 2, 2003, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           28 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 10, 2004.

                (a)(ii)    Amendment No. 2, dated July 9, 2004, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           35 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           October 15, 2004.

                (a)(iii)   Amendment No. 3, dated October 1, 2004, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           35 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           October 15, 2004.

                (a)(iv)    Amendment No. 4, dated May 1, 2005, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           37 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 7, 2005.

                (a)(v)     Amendment No. 5, dated September 30, 2005, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           44 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 5, 2006.

                (a)(vi)    Amendment No. 6, dated August 1, 2006, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           51 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 2, 2007.

                (a)(vii)   Amendment No. 7, dated May 1, 2007, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           53 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 27, 2007.

                (a)(viii)  Amendment No. 8, dated January 1, 2008, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           56 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           December 27, 2007.

                (a)(ix)    Amendment No. 9, dated May 1, 2008, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           61 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 13, 2009.

                (a)(x)     Amendment No. 10, dated January 1, 2009, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           64 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           March 16, 2009.

                                     C-17

               (a)(xi)    Amendment No. 11, dated May 1, 2009, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated
                          herein by reference to Post-Effective Amendment No.
                          67 To the EQ Advisor's Trust Registration Statement
                          (File No. 333-17217) on Form N-1A filed on
                          April 15, 2009.

               (a)(xii)   Amendment No. 12, dated September 29, 2009, to the
                          Amended and Restated Participation Agreement among
                          EQ Advisors Trust, AXA Equitable, AXA Distributors
                          and AXA Advisors dated July 15, 2002 incorporated
                          herein by reference to Post-Effective Amendment No.
                          70 To the EQ Advisor's Trust Registration Statement
                          (File No. 333-17217) on Form N-1A filed on
                          January 21, 2010.

               (a)(xiii)  Amendment No. 13, dated August 16, 2010, to the
                          Amended and Restated Participation Agreement among
                          EQ Advisors Trust, AXA Equitable, AXA Distributors
                          and AXA Advisors dated July 15, 2002 incorporated
                          herein by reference to Post-Effective Amendment No.
                          77 To the EQ Advisor's Trust Registration Statement
                          (File No. 333-17217) on Form N-1A filed on
                          February 3, 2011.

               (a)(xiv)   Amendment No. 14, dated December 15, 2010, to the
                          Amended and Restated Participation Agreement among
                          EQ Advisors Trust, AXA Equitable, AXA Distributors
                          and AXA Advisors dated July 15, 2002 incorporated
                          herein by reference to Post-Effective Amendment No.
                          77 To the EQ Advisor's Trust Registration Statement
                          (File No. 333-17217) on Form N-1A filed on
                          February 3, 2011.

               (a)(xv)    Amendment No. 15, dated June 7, 2011 , to the
                          Amended and Restated Participation Agreement among
                          EQ Advisors Trust, AXA Equitable, AXA Distributors
                          and AXA Advisors dated July 15, 2002 incorporated
                          herein by reference and/or previously filed with
                          Post-Effective Amendment No. 84 To the EQ Advisor's
                          Trust Registration Statement (File No. 333-17217)
                          on Form N-1A filed on August 17, 2011.

               (a)(xvi)   Amendment No. 16, dated April 30, 2012, to the
                          Amended and Restated Participation Agreement among
                          EQ Advisors Trust, AXA Equitable and AXA
                          Distributors dated July 15,2002 incorporated herein
                          by reference to Post-Effective Amendment No. 96 to
                          the EQ Advisor's Trust Registration Statement
                          (File No. 333-17217) on Form N-1A filed on
                          February 7, 2012.

               (b)        Participation Agreement among AXA Premier VIP
                          Trust, AXA Equitable, AXA Advisors, AXA
                          Distributors and EDI dated as of December 3, 2001
                          incorporated herein by reference to and/or
                          previously filed with Pre-Effective Amendment No. 1
                          to AXA Premier VIP Trust Registration Statement
                          (File No. 333-70754) on Form N-1A filed on
                          December 10, 2001.

               (b)(i)     Amendment No. 1, dated as of August 1, 2003 to the
                          Participation Agreement among AXA Premier VIP
                          Trust, AXA Equitable, AXA Advisors, AXA
                          Distributors and EDI dated as of December 3, 2001
                          incorporated herein by reference to Post-Effective
                          Amendment No. 6 to AXA Premier VIP Trust
                          Registration Statement (File No. 333-70754) on Form
                          N-1A filed on February 25, 2004.

               (b)(ii)    Amendment No. 2, dated as of May 1, 2006 to the
                          Participation Agreement among AXA Premier VIP
                          Trust, AXA Equitable, AXA Advisors, AXA
                          Distributors and EDI dated as of December 3, 2001
                          incorporated herein by reference to Post-Effective
                          Amendment No. 16 to AXA Premier VIP Trust
                          Registration Statement (File No. 333-70754) on Form
                          N-1A filed on June 1, 2006.

               (b)(iii)   Amendment No. 3, dated as of May 25, 2007 to the
                          Participation Agreement among AXA Premier VIP
                          Trust, AXA Equitable, AXA Advisors, AXA
                          Distributors and EDI dated as of December 3, 2001
                          incorporated herein by reference to Post-Effective
                          Amendment No. 20 to AXA Premier VIP Trust
                          Registration Statement (File No. 333-70754) on Form
                          N-1A filed on February 5, 2008.

          9.   Legal Opinion.

                          Opinion and Consent of Kermitt J. Brooks, Esq.,
                          Senior Vice President and Associate General Counsel
                          of AXA Equitable, as to the legality of the
                          securities being registered, filed herewith.

          10.  Other Opinions.

               (a)        Consent of PricewaterhouseCoopers LLP, filed
                          herewith.

               (b)        Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

          13.  Redeemability Exemption. Not applicable.

                                     C-18

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
           1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

*Heinz-Juergen Schwering        Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

                                     C-19

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Anthony F. Recine      Managing Director, Chief Compliance Officer
                        and Deputy General Counsel

*Sharon A. Ritchey      Senior Executive Director and Chief
                        Operating Officer

*Michael B. Healy       Executive Director and Chief Information
                        Officer

*Andrea M. Nitzan       Executive Director and Chief Accounting
                        Officer

*Nicholas B. Lane       Senior Executive Director and Head of U.S.
                        Life and Retirement

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Kevin Molloy           Senior Executive Director

*Kevin E. Murray        Executive Director

*Keith Floman           Managing Director and Chief Actuary

*David Kam              Managing Director and Actuary

*Michel Perrin          Managing Director and Actuary

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Naomi J. Weinstein     Lead Director

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2013 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070)
on Form N-4 filed April 22, 2014.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

                                     C-21

Item 27. Number of Contractowners

         As of September 30, 2014, there were 5,914 Qualified Contract owners and 5,446 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate is or was a director, officer or employee of the
                     Company shall be indemnified by the Company;

                (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss.721-726:
                          Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable and MONY Life Insurance Company of America, are the
principal underwriters for Separate Accounts 49,70 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account
A, MONY America Variable Account K and MONY America Variable Account L. In
addition, AXA Advisors is the principal underwriter for AXA Equitable's
Separate Accounts 45, 301, A and I. The principal business address of AXA
Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,
NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Director, Chairman of the Board and Chief
                                   Executive Officer

*Kevin Molloy                      Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Manish Agarwal                    Senior Vice President

*Ori Ben-Yishai                    Senior Vice President

*David Ciotta                      Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*John C. Taroni                    Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b)(1)(vii) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of
October, 2014.

                               SEPARATE ACCOUNT NO. 49 OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                                    (Depositor)

                               By:  /s/ Kermitt J. Brooks
                                    --------------------------------------------
                                    Kermitt J. Brooks
                                    Senior Vice President and Associate General
                                    Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 15th day of October, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Kermitt J. Brooks
                                              ----------------------------------
                                              Kermitt J. Brooks
                                              Senior Vice President and
                                              Associate General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Danny L. Hale   Bertram Scott
Ramon de Oliveira            Peter S. Kraus  Lorie A. Slutsky
Denis Duverne                Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh

*By:  /s/ Kermitt J. Brooks
      --------------------------
      Kermitt J. Brooks
      Attorney-in-Fact
      October 15, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9                 Opinion and Consent of Counsel                      EX-99.9

10(a)             Consent of PricewaterhouseCoopers LLP               EX-99.10a

10(b)             Powers of Attorney                                  EX-99.10b